Segment and Revenue by Geography and by Major Customer - Summary of Supplemental data - Major Customers (Detail) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue Benchmark [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	36.00%
Revenue Benchmark [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%	20.00%
Revenue Benchmark [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	14.00%
Revenue Benchmark [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%	3.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	9.00%	10.00%	12.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	17.00%	18.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%	12.00%	14.00%